OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	24. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2024	2023
	£m	£m
Structured Notes Programmes	355	369
Structured deposits	605	426
Zero Amortising Guaranteed Notes	95	104
	1,055	899
For the Santander UK group, all (2023: all) of the other financial liabilities at FVTPL were designated as such.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net loss during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £17m (2023: £21m loss, 2022: £25m gain). The cumulative net loss attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2024 was £4m (2023: £6m loss, 2022: £15m gain).
At 31 December 2024, the amount that would be required to be contractually paid at maturity of the securities above was £76m (2023: £97m) higher than the carrying value.